Income Tax - Summary of Movements in Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Taxes [Line Items]
At January 1	$ 259
(charged) / credited to profit & loss	864	$ 259
At December 31	1,123	259
Accrued Receivables
Disclosure Of Income Taxes [Line Items]
At January 1	259
(charged) / credited to profit & loss	641	259
At December 31	900	$ 259
Other
Disclosure Of Income Taxes [Line Items]
(charged) / credited to profit & loss	223
At December 31	$ 223